UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30th September 2005

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:     Winterthur Life
                                 Address:  General Guisan-Strasse 40
                                           CH-8401 Winterthur
                                           Switzerland

                                 13F File Number: 028-11360

This Form 13F is being filed by Winterthur Swiss Insurance Company on behalf of Winterthur Life and its subsidiaries. The ultimate parent company of Winterthur Life is Credit Suisse Group.

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Andre Ullmann
Title: Director
Phone: +41 43 299 11 80

Signature,                               Place,             and Date of Signing:


/s/ Andre Ullmann                        Winterthur         11th November 2005
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |_|  13F HOLDINGS REPORT.
                                         |X|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

028-11359 Winterthur Swiss Insurance Company, CH-8401 Winterthur, Switzerland

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:


List of Other Included Managers:

none